Provisions - Employee obligations - North America - Provisions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) plan
Actuarial assumption of medical cost trend rates [member]
Estimated Future Benefit Payments [Abstract]
Health care cost trend rate	5.00%
Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 848	$ 1,735
Percentage of reasonably possible decrease in actuarial assumption	1.00%	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (689)	$ (1,327)
North America
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	23,763	33,918
Fair value of plan assets	(17,777)	(22,431)
Provision for pensions	5,986	11,487
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discretionary contributions to the defined benefit pension and postretirement plans	648
North America | Pension Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	18,266	25,349
North America | Post Retirement Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	5,497	8,569
USA | Pension Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Fair value of plan assets		(14)
Provision for pensions		(14)
CANADA | Pension Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	18,266	25,349
Fair value of plan assets	(17,777)	(22,417)
Provision for pensions	$ 489	$ 2,932
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	5.25%	3.21%
CANADA | Post Retirement Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	$ 5,497	$ 8,569
Provision for pensions	$ 5,497	$ 8,569
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	5.25%	3.30%
Minimum | CANADA | Pension Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	2.75%	2.75%
Retirement age	58 years	58 years
Minimum | CANADA | Post Retirement Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Retirement age	58 years	58 years
Maximum | CANADA | Pension Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	3.00%	3.00%
Retirement age	60 years	60 years
Maximum | CANADA | Post Retirement Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Retirement age	60 years	60 years
Not later than one year | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	$ 985
Not later than one year | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	180
Later than one year and not later than two years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,027
Later than one year and not later than two years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	186
Later than two years and not later than three years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,110
Later than two years and not later than three years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	207
Later than three years and not later than four years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,154
Later than three years and not later than four years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	227
Later than four years and not later than five years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	1,203
Later than four years and not later than five years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	247
Later than five years and not later than ten years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	6,212
Later than five years and not later than ten years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	$ 1,535
Later Than Seventeen Years And Not Later Than Eighteen Years [Member] | Actuarial assumption of medical cost trend rates [member]
Estimated Future Benefit Payments [Abstract]
Health care cost trend rate	4.00%
Globe Metallurgical Inc | North America
Disclosure of defined benefit plans [line items]
Number of defined benefit plans sponsored | plan		3
Globe Metallurgical Inc | North America | Pension Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Total settlement payment from plan termination		$ 2,784
Net income recognized from plan termination		$ 1,027